UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           -----------------------------------------------
 Address:   623 Fifth Ave., 27[th] Floor
           -----------------------------------------------
            New York, New York 10022
           -----------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Brian J. Tsai
         --------------------------------------
 Title:   Chief Compliance Officer
         --------------------------------------
 Phone:   (212) 832-1290
         --------------------------------------

Signature, Place, and Date of Signing:

 /s/ Brian J. Tsai     New York, New York     July 28, 2009
-------------------   --------------------   ---------------
    [Signature]          [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









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
                             FORM 13F SUMMARY PAGE



Report Summary:


 Number of Other Included Managers:        0
                                          ---------------------------

 Form 13F Information Table Entry Total:   13
                                          ---------------------------

 Form 13F Information Table Value Total:   $ 110,824,725.21
                                          ---------------------------



List of Other Included Managers:


NONE.








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
                           FORM 13F INFORMATION TABLE



NAME OF ISSUER         TITLE OF            CUSIP        VALUE      SHRS AMT  SECURITY INVESTMENT OTHER  VOTING    VOTING
                       CLASS                          (X $1000)                TYPE   DISCRETION MGRS  AUTHORITY AUTHORITY
                                                                                                        NO. OF     SOLE/
                                                                                                        SHARES    SHARED/
                                                                                                                   NONE
BANKRATE INC           COM              06646V 10 8     512,498.20    20,305   SHRS      SOLE     N/A     20,305   SOLE
CANADIAN NATURAL       COM              136375 10 2     230,640.45     4,381   SHRS      SOLE     N/A      4,381   SOLE
RESOURCES CMN
CENTRAL FD CDA CL A    CLASS A          153501 10 1  10,322,277.60   879,240   SHRS      SOLE     N/A    879,240   SOLE
ISIN #CA1535011011  SE
GAMMON GOLD INC        COM              36467T 10 6  14,482,465.80 2,186,100   SHRS      SOLE     N/A  2,186,100   SOLE
GRAN TIERRA ENERGY     COM              38500T 10 1   5,939,628.32 1,704,600   SHRS      SOLE     N/A  1,704,600   SOLE
IAM GOLD CORP          COM              450913 10 8  27,771,813.68 2,740,168   SHRS      SOLE     N/A  2,740,168   SOLE
ISHARES SILVER TRUST   ISHARES          46428Q 10 9   2,749,456.20   205,490   SHRS      SOLE     N/A    205,490   SOLE
Itau Unibanco Banco    SPONS ADR        465562 10 6   4,551,204.15   287,505   SHRS      SOLE     N/A    287,505   SOLE
Multi - ADR
Jaguar Mining Inc      COM              47009M 10 3  14,374,710.49 1,894,300   SHRS      SOLE     N/A  1,894,300   SOLE
MAG SILVER CORP        COM              55903Q 10 4   9,286,741.80 2,036,600   SHRS      SOLE     N/A  2,036,600   SOLE
Monster Worldwide Inc  COM              611742 10 7  10,473,108.00   886,800   SHRS      SOLE     N/A    886,800   SOLE
Novagold Resources     COM NEW          66987E 20 6   5,257,787.40 1,228,455   SHRS      SOLE     N/A  1,228,455   SOLE
STAR GAS PARTNERS L.P. UNIT LTD PARTNER 85512C 10 5   4,872,393.12 1,364,816   SHRS      SOLE     N/A  1,364,816   SOLE
                                                    110,824,725.21



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